Earnings Per Share	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Earnings Per Share
Note 20. Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share for the periods indicated:

	Year ended December 31,
(in thousands, except per share data)	2025	2024	2023
Basic and diluted:
Net income (loss) attributable to Greenbacker Renewable Energy Company LLC	$(194,645)	$(242,300)	$(79,471)
Weighted average common shares outstanding used in computing net loss per share—basic	199,383	199,313	199,293
Weighted average common shares outstanding used in computing net loss per share—diluted	199,383	199,313	199,293
Net income (loss) per share—basic	$(0.98)	$(1.22)	$(0.40)
Net income (loss) per share—diluted	$(0.98)	$(1.22)	$(0.40)
Securities that could potentially be dilutive are excluded from the computation of diluted loss per share when a loss from continuing operations exists because their inclusion would result in an anti-dilutive effect on per share amounts.
The effect of 5.4 million, 4.9 million, and 1.4 million shares related to the Company’s share-based compensation awards for the years ended December 31, 2025, 2024 and 2023, respectively, were excluded from the calculation of diluted earnings per share as the effect of such shares would have been anti-dilutive.
Note 16. Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share for the periods indicated:

	Three months ended June 30,		Six months ended June 30,
(in thousands, except per share data)	2026	2025	2026	2025
Basic and diluted:
Net income (loss) attributable to Greenbacker Renewable Energy Company LLC	$11,320	$(33,668)	$(16,006)	$(49,254)

Weighted average common shares outstanding used in computing net loss per share—basic	199,271	199,192	199,328	199,262
Adjustments:
Share-based compensation awards	1,729	—	—	—
Weighted average common shares outstanding used in computing net loss per share—diluted	201,000	199,192	199,328	199,262

Net income (loss) per share—basic	$0.06	$(0.17)	$(0.08)	$(0.25)
Net income (loss) per share—diluted	$0.06	$(0.17)	$(0.08)	$(0.25)
Securities that could potentially be dilutive are excluded from the computation of diluted loss per share when a loss from continuing operations exists because their inclusion would result in an anti-dilutive effect on per share amounts.
The effects of 6.6 million and 3.3 million shares for the three months ended June 30, 2026 and 2025, respectively, and 8.7 million and 3.3 million shares for the six months ended June 30, 2026 and 2025, respectively, related to the Company’s share-based compensation awards, were excluded from the calculation of diluted earnings per share as the effect of such shares would have been anti-dilutive.